Trade and other receivables - Contract assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
At January 1, 2019	$ 9,094
Additions to contract assets	32,137
Invoiced during the year	(22,269)
At December 31, 2019	$ 18,962